Transfers of Financial Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	$ 5,495	$ 7,614
Securities Lent Under Cash Collateral	13,473	9,662
Collateralized Mortgage Obligations at fair value	10	3
Securities Sold Under Repurchase Agreement	90,490	87,894
United States [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	556	631
Carry value of Mortgage servicing rights	39	29
Gain (loss) on sale of Mortgage loans	17	32
Fair value of Mortgage serving rights	54	28
United States [member] | Residual Interests of Commercial Mortgage Loans [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Proceeds from continuing involvement in derecognised financial assets	4,014	1,252
Gain of derecognised financial assets at date of transfer	7	3
Debt securities at amortized cost	8	7
Loans carried at amortized cost	$ 37	$ 7